Pay vs Performance Disclosure	3 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and the financial performance of the Company. The calculation of the executive compensation actually paid includes adjustments from the Summary Compensation Table amounts related to equity awards and pensions.
							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Current PEO ($)(1)	Compensation Actually Paid to Current PEO ($)(1)(2)(3)	Summary Compensation Table Total for Former PEO ($)(1)	Compensation Actually Paid to Former PEO ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)(4)	Total Shareholder Return	S&P Midcap 400 Index Total Shareholder Return	Net Income ($ in Millions)	Adjusted Operating Income ($ in Millions) (5)
2025	12,935,995	19,077,963	N/A	N/A	3,056,384	4,548,795	186.0	192.4	647.0	1,004.9
2024	12,546,541	9,811,106	N/A	N/A	3,609,382	2,902,332	138.3	179.0	681.4	1,128.9
2023	10,436,160	14,748,480	N/A	N/A	3,501,988	4,419,217	155.1	157.1	598.0	866.0
2022	6,360,245	1,836,895	N/A	N/A	2,858,588	1,523,391	123.9	134.9	173.9	326.3
Transition Period	1,526,390	2,203,496	N/A	N/A	575,679	746,484	155.8	155.2	24.2	18.0
2021	6,013,750	9,239,663	7,072,442	9,232,599	2,370,075	3,618,792	141.1	143.7	508.9	559.9

(1)
Mr. Wilson Jones and Mr. Pfeifer each served as our CEO for a portion of fiscal 2021, and the table above reflects compensation actually paid for the full fiscal year in which either served as CEO. Mr. Pfeifer is excluded from the average compensation for Non-PEO NEOs for fiscal 2021.

(2)
To calculate compensation actually paid from amounts in the Summary Compensation Table, we made the following adjustments in 2025.

Executive	Deduct: Grant Date Fair Value of Equity Awards ($)	Deduct: Change in Pension Value ($)	Add: Change in Fair Value of Equity Awards ($)	Net Change from Summary Compensation Table to Compensation Actually Paid ($)
Current PEO	(10,000,031)	N/A	16,141,999	6,141,968
Average Non-PEO NEO	(1,775,244)	(58)	3,267,713	1,492,411

(3)
To determine the change in fair value of equity awards in compensation actually paid, we calculated the change in the fair value of each award type from the beginning of the fiscal year to the end of the fiscal year, or the vesting date if within the fiscal year. Awards granted during a given fiscal year are valued in the actual compensation paid at their fair value at the end of the fiscal year. Dividends paid/accrued are not included in actual compensation paid as they are reflected in the fair value of the awards. We computed fair value of these awards in accordance with FASB ASC Topic 718. We base the fair value of ROIC and sustainability performance share awards on the target number of unvested units outstanding, the share price and the probable outcome of each performance condition which varies from 50% to 200%. We base the fair value of RSU awards on the number of unvested units outstanding at the share price. We base the fair value of TSR on the target number of unvested units outstanding and the valuation of each award based on a Monte Carlo simulation, using the following range of assumptions:

Valuation Date	12/31/24		12/31/25
Grant Date	02/20/23	02/19/24	02/19/24	02/17/25
Assumptions:
Expected volatility – Oshkosh	29.41%	30.03%	39.85%	35.00%
Expected volatility – Peer Group	31.03%	30.90%	34.72%	33.03%
Average correlation	0.5025	0.5242	0.5567	0.5363
Risk-free interest rate	4.12%	4.21%	3.45%	4.22%

(4)
The following NEOs were included in fiscal 2021: Mr. Cortina, Mr. Johnson, Mr. Frank Nerenhausen, and Mr. Pack. The following NEOs were included in the Transition Period: Mr. Cortina, Mr. Frank Nerenhausen and Mr. Pack. The following NEOs were included in 2022: Mr. Cortina, Ms. Jayanthi Iyengar, Mr. Frank Nerenhausen, and Mr. Pack. The following NEOs were included in 2023: Mr. Cortina, Mr. James Johnson, Mr. Frank Nerenhausen, Mr. Narang and Mr. Pack. The following NEOs were included in 2024: Mr. Field, Mr. Pack, Mr. Narang, Mr. Cortina, Ms. Jayanthi Iyengar and Mr. James Johnson. The following NEOs were included in 2025: Mr. Field, Mr. Pack, Mr. Narang and Mr. Cortina.

(5)
Adjusted Operating Income is the measure that has the largest impact on our annual cash incentive plan. Adjusted operating income for 2025 excludes intangible asset amortization ($59.7 million) and intangible asset impairments ($5.7 million). Adjusted operating income for 2024 excludes intangible asset amortization ($64.9 million), intangible asset impairments ($51.6 million), amortization of inventory step-up related to acquisitions ($4.2 million). Adjusted operating income associated with the AUSA acquisition excluding intangible asset amortization and the amortization of inventory step-up ($3.6 million) and costs related to the acquisition of AUSA ($1.1 million). Adjusted operating income for 2023 excludes restructuring-related charges ($4.4 million), costs related to the acquisition of AeroTech ($12.9 million), the loss on the divestiture of the rear mixture business ($13.3 million), the gain on the divestiture of the snow removal apparatus business ($8.0 million) and losses associated with AeroTech ($5.7 million). Adjusted operating income for 2022 excludes losses on the liquidation of foreign entities ($4.6 million), impairment charges ($7.7 million), earnings of Maxi-Metal ($0.5 million) and adds back a charge to account for inventories on a Last-In, First-Out (LIFO) basis ($57.9 million). Adjusted operating income for the Transition Period adds back a charge to account for inventories on a LIFO basis ($23.6 million). Adjusted operating income for fiscal 2021 excludes restructuring-related charges ($11.3 million), losses associated with Pratt Miller ($3.9 million) and adds back a charge to account for inventories on a LIFO basis ($47.4 million).

Company Selected Measure Name		Adjusted Operating Income
Named Executive Officers, Footnote
(1)
Mr. Wilson Jones and Mr. Pfeifer each served as our CEO for a portion of fiscal 2021, and the table above reflects compensation actually paid for the full fiscal year in which either served as CEO. Mr. Pfeifer is excluded from the average compensation for Non-PEO NEOs for fiscal 2021.
(4)
The following NEOs were included in fiscal 2021: Mr. Cortina, Mr. Johnson, Mr. Frank Nerenhausen, and Mr. Pack. The following NEOs were included in the Transition Period: Mr. Cortina, Mr. Frank Nerenhausen and Mr. Pack. The following NEOs were included in 2022: Mr. Cortina, Ms. Jayanthi Iyengar, Mr. Frank Nerenhausen, and Mr. Pack. The following NEOs were included in 2023: Mr. Cortina, Mr. James Johnson, Mr. Frank Nerenhausen, Mr. Narang and Mr. Pack. The following NEOs were included in 2024: Mr. Field, Mr. Pack, Mr. Narang, Mr. Cortina, Ms. Jayanthi Iyengar and Mr. James Johnson. The following NEOs were included in 2025: Mr. Field, Mr. Pack, Mr. Narang and Mr. Cortina.

Adjustment To PEO Compensation, Footnote
(2)
To calculate compensation actually paid from amounts in the Summary Compensation Table, we made the following adjustments in 2025.

Executive	Deduct: Grant Date Fair Value of Equity Awards ($)	Deduct: Change in Pension Value ($)	Add: Change in Fair Value of Equity Awards ($)	Net Change from Summary Compensation Table to Compensation Actually Paid ($)
Current PEO	(10,000,031)	N/A	16,141,999	6,141,968
Average Non-PEO NEO	(1,775,244)	(58)	3,267,713	1,492,411

Non-PEO NEO Average Total Compensation Amount	$ 575,679	$ 3,056,384	$ 3,609,382	$ 3,501,988	$ 2,858,588	$ 2,370,075
Non-PEO NEO Average Compensation Actually Paid Amount	746,484	$ 4,548,795	2,902,332	4,419,217	1,523,391	3,618,792
Adjustment to Non-PEO NEO Compensation Footnote
(2)
To calculate compensation actually paid from amounts in the Summary Compensation Table, we made the following adjustments in 2025.

Executive	Deduct: Grant Date Fair Value of Equity Awards ($)	Deduct: Change in Pension Value ($)	Add: Change in Fair Value of Equity Awards ($)	Net Change from Summary Compensation Table to Compensation Actually Paid ($)
Current PEO	(10,000,031)	N/A	16,141,999	6,141,968
Average Non-PEO NEO	(1,775,244)	(58)	3,267,713	1,492,411

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following tables list the most important financial measures used by the Company to link executive compensation actually paid to NEOs during 2025 to Company performance. Company total shareholder return has significant influence on compensation actually paid, but it is not included in the list below because it is required to be reflected in the table above.
Named Executive Officers	Most Important Financial Measure
Mr. Pfeifer, Mr. Field, and Mr. Cortina	Consolidated Adjusted Operating Income Consolidated Free Cash Flow Conversion Relative Total Shareholder Return Relative Return on Invested Capital
Mr. Narang and Mr. Pack	Consolidated Adjusted Operating Income Segment Adjusted Operating Income Segment Free Cash Flow Conversion Relative Total Shareholder Return Relative Return on Invested Capital

Total Shareholder Return Amount	155.8	$ 186	138.3	155.1	123.9	141.1
Peer Group Total Shareholder Return Amount	155.2	192.4	179	157.1	134.9	143.7
Net Income (Loss)	$ 24,200,000	$ 647,000,000	$ 681,400,000	$ 598,000,000	$ 173,900,000	$ 508,900,000
Company Selected Measure Amount	18,000,000	1,004,900,000	1,128,900,000	866,000,000	326,300,000	559,900,000
PEO Name		Mr. Pfeifer
Equity Awards Adjustments, Footnote
Executive	Deduct: Grant Date Fair Value of Equity Awards ($)	Deduct: Change in Pension Value ($)	Add: Change in Fair Value of Equity Awards ($)	Net Change from Summary Compensation Table to Compensation Actually Paid ($)
Current PEO	(10,000,031)	N/A	16,141,999	6,141,968
Average Non-PEO NEO	(1,775,244)	(58)	3,267,713	1,492,411

Percentage Of Fair Value Of Share Based Compensation Award Performance Condition Minimum		50.00%
Percentage Of Fair Value Of Share Based Compensation Award Performance Condition Maximum		200.00%
Amortization of Intangible Assets		$ 59,700,000	$ 64,900,000
Impairment of Intangible Assets (Excluding Goodwill)		$ 5,700,000	51,600,000
Amortization of Inventory Step-up Related to Acqusitions			4,200,000
Amortization of Inventory Step-up			3,600,000
Business Combination, Acquisition-Related Cost, Expense			$ 1,100,000	$ 12,900,000
Restructuring Charges				4,400,000		$ 11,300,000
Gain Loss On Sale Of Business Rear Discharge Mixer				13,300,000
Gain Loss On Sale Of Snow Removal Apparatus Business				8,000,000
Income (Loss) from Subsidiaries, Net of Tax				5,700,000	$ 500,000	(3,900,000)
Losses on Liquidation of Foreign Entities					(4,600,000)
Asset Impairment Charges					7,700,000
Increase (Decrease) in Inventories	$ 23,600,000				(57,900,000)	(47,400,000)
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(5)
Adjusted Operating Income is the measure that has the largest impact on our annual cash incentive plan. Adjusted operating income for 2025 excludes intangible asset amortization ($59.7 million) and intangible asset impairments ($5.7 million). Adjusted operating income for 2024 excludes intangible asset amortization ($64.9 million), intangible asset impairments ($51.6 million), amortization of inventory step-up related to acquisitions ($4.2 million). Adjusted operating income associated with the AUSA acquisition excluding intangible asset amortization and the amortization of inventory step-up ($3.6 million) and costs related to the acquisition of AUSA ($1.1 million). Adjusted operating income for 2023 excludes restructuring-related charges ($4.4 million), costs related to the acquisition of AeroTech ($12.9 million), the loss on the divestiture of the rear mixture business ($13.3 million), the gain on the divestiture of the snow removal apparatus business ($8.0 million) and losses associated with AeroTech ($5.7 million). Adjusted operating income for 2022 excludes losses on the liquidation of foreign entities ($4.6 million), impairment charges ($7.7 million), earnings of Maxi-Metal ($0.5 million) and adds back a charge to account for inventories on a Last-In, First-Out (LIFO) basis ($57.9 million). Adjusted operating income for the Transition Period adds back a charge to account for inventories on a LIFO basis ($23.6 million). Adjusted operating income for fiscal 2021 excludes restructuring-related charges ($11.3 million), losses associated with Pratt Miller ($3.9 million) and adds back a charge to account for inventories on a LIFO basis ($47.4 million).

Grant Date 02/20/2023 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			29.41%
Peer Group Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			31.03%
Average Correlation per Share			0.5025
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			4.12%
Grant Date 02/19/2024 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		39.85%	30.03%
Peer Group Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		34.72%	30.90%
Average Correlation per Share		0.5567	0.5242
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		3.45%	4.21%
Grant Date 02/17/2025 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		35.00%
Peer Group Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		33.03%
Average Correlation per Share		0.5363
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		4.22%
Mr. Pfeifer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,526,390	$ 12,935,995	$ 12,546,541	10,436,160	6,360,245	6,013,750
PEO Actually Paid Compensation Amount	$ 2,203,496	$ 19,077,963	$ 9,811,106	$ 14,748,480	$ 1,836,895	9,239,663
Mr. Jones [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						7,072,442
PEO Actually Paid Compensation Amount						$ 9,232,599
Mr. Pfeifer, Mr. Field, and Mr. Cortina [Member] | Measure:: 1
Pay vs Performance Disclosure
Name		Consolidated Adjusted Operating Income
Mr. Pfeifer, Mr. Field, and Mr. Cortina [Member] | Measure:: 2
Pay vs Performance Disclosure
Name		Consolidated Free Cash Flow Conversion
Mr. Pfeifer, Mr. Field, and Mr. Cortina [Member] | Measure:: 3
Pay vs Performance Disclosure
Name		Relative Total Shareholder Return
Mr. Pfeifer, Mr. Field, and Mr. Cortina [Member] | Measure:: 4
Pay vs Performance Disclosure
Name		Relative Return on Invested Capital
Mr. Narang and Mr. Pack [Member] | Measure:: 5
Pay vs Performance Disclosure
Name		Consolidated Adjusted Operating Income
Mr. Narang and Mr. Pack [Member] | Measure:: 6
Pay vs Performance Disclosure
Name		Segment Adjusted Operating Income
Mr. Narang and Mr. Pack [Member] | Measure:: 7
Pay vs Performance Disclosure
Name		Segment Free Cash Flow Conversion
Mr. Narang and Mr. Pack [Member] | Measure:: 8
Pay vs Performance Disclosure
Name		Relative Total Shareholder Return
Mr. Narang and Mr. Pack [Member] | Measure:: 9
Pay vs Performance Disclosure
Name		Relative Return on Invested Capital
PEO | Mr. Pfeifer [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 6,141,968
PEO | Mr. Pfeifer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,000,031)
PEO | Mr. Pfeifer [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		16,141,999
Non-PEO NEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,492,411
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,775,244)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,267,713
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (58)